Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock U.S. Government Bond Portfolio
(the “Fund”)
Supplement dated June 3, 2022 to the
Summary Prospectuses, Prospectuses and
Statement of Additional Information (“SAI”) of the Fund,
each dated January 28, 2022, as supplemented to date
On May 20, 2022, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Impact Mortgage Fund” and certain changes to the Fund’s investment objective, investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indexes against which the Fund compares its performance. These changes are expected to become effective on or about September 1, 2022. In connection with the repurposing of the Fund, beginning on or about August 18, 2022, the Fund may begin transitioning its portfolio and deviate from the principal investment strategies.
Accordingly, effective on or about September 1, 2022, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock U.S. Government Bond Portfolio” are changed to “BlackRock Impact Mortgage Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Objective
The section of each Summary Prospectus entitled “Key Facts About BlackRock U.S. Government Bond Portfolio—Investment Objective” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock U.S. Government Bond Portfolio—Investment Objective” are deleted in their entirety and replaced with the following:
Investment Objective
The investment objective of the BlackRock Impact Mortgage Fund (the “Impact Mortgage Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management, while investing in a portfolio of fixed income securities the proceeds of which Fund management views as generating positive social and/or environmental impacts.
Change in the Fund’s Investment Strategies and Risks
The section of each Summary Prospectus entitled “Key Facts About BlackRock U.S. Government Bond Portfolio—Principal Investment Strategies of the Fund” and the section of each Prospectus entitled
“Fund Overview—Key Facts About BlackRock U.S. Government Bond Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies. The securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, securities issued by U.S. government instrumentalities and U.S. government-sponsored enterprises, and other mortgage-backed securities or mortgage-related securities issued by the U.S. government or by private issuers. Some of these securities are issued and/or guaranteed by the U.S. government and are supported by the full faith and credit of the United States. Other securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States, and are not backed by the full faith and credit of the United States, but involve sponsorship or guarantees by government agencies or enterprises. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±1 year of the duration of the Bloomberg U.S. MBS Index (the Fund’s benchmark).
The Fund will seek to invest in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies that BlackRock believes have the potential to produce attractive long-term returns and the proceeds of which, in BlackRock’s view, can provide positive and measurable impacts.
BlackRock considers a number of criteria when selecting portfolio securities, including, but not limited to, whether the activities supported by the investment are expected to include positive social and environmental impact with measurable and clear benefit to undercapitalized or high social opportunity areas, responsible use of proceeds, and alignment with broadly endorsed public policy goals. The Fund’s investments will be focused across mortgage impact themes that align with certain United Nations Sustainable Development Goals (“SDGs”), including, but not limited to, ending poverty, promoting inclusive and sustainable industrialization, reducing inequalities, and making cities and communities sustainable. The SDGs are a series of goals published by the United Nations that recognize that ending poverty and other deprivations must go hand‑in‑hand with improvements in health, education, and economic growth, and reduction in inequalities, while tackling climate change and working to preserve the planet’s oceans and forests.
The Fund intends to focus its investments in mortgages originated as part of social impact programs, including, without limitation, rural housing, manufactured housing, pools issued by State Housing Finance Authorities and bespoke impact mortgage-backed security pools. Additionally, BlackRock may consider specific criteria such as collateral targeted towards underserved populations and/or underserved regions as having a positive social impact. BlackRock will examine both quantitative metrics and qualitative details to measure the impact achieved.
The Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the impact-related criteria used by Fund management.
Securities purchased by the Fund (except with respect to non‑dollar denominated bonds) generally are rated in the highest rating category (AAA or Aaa) by at least one major rating agency or are determined by the Fund management team to be of similar quality at the time of purchase. The Fund may also invest up to 5% of its assets in dollar-denominated investment grade securities that are rated below the highest rating category at the time of purchase. In addition, the Fund’s dollar-weighted average maturity will be between 3 and 10 years.
The Fund evaluates sectors of the bond market and individual securities within these sectors. The Fund selects bonds from several sectors including: U.S. Treasuries and agency securities (including U.S. Treasury Inflation-Protected Securities), commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), and other mortgage-related securities. The Fund invests primarily in dollar-denominated bonds, but may invest up to 10% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non‑dollar denominated bonds may be on a currency hedged basis. Non‑dollar denominated bonds purchased by the Fund, at the time of purchase, are rated in the four highest rating categories by at least one major rating agency (Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or better by S&P Global Ratings (“S&P”) or Fitch Ratings Inc. (“Fitch”)) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories or determined by the Fund management team to be of similar quality at the time of purchase are known as “investment grade” securities.
The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps, and forward contracts or similar instruments, such as to be announced (“TBA”) transactions or dollar rolls (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of each Summary Prospectus entitled “Key Facts About BlackRock U.S. Government Bond Portfolio—Principal Risks of Investing in the Fund,” the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock U.S. Government Bond Portfolio—Principal Risks of Investing in the Fund,” and the section of each Prospectus entitled “Details About the Funds—Investment Risks—Principal Risks of Investing in a Fund” are amended with respect to the Fund to add the following principal risk:
•
Impact Investing Risk — The Fund intends to make investments that are expected to provide measurable social and environmental impact outcomes as determined by Fund management, in part using its proprietary methodology. The Fund may forego opportunities to buy or sell certain investments based on its selection criteria, which may affect the Fund’s exposure to those investments. As a result, the Fund’s results may be lower than other funds that do not seek to invest based on expected impact outcomes. BlackRock seeks to identify investments that it believes will have positive impact outcomes, but investors may differ in their views of what constitutes positive or negative impact outcomes, or the relative importance of different impact outcomes. As a result, the Fund may invest in ways that do not reflect the beliefs and values of any particular investor. The information inputs used in

BlackRock’s methodology for assessing expected impact outcomes may be or become incomplete, inaccurate, or unavailable for certain investments, or the assessment methodology may prove to be insufficient or unreliable for forecasting the impact of certain investments, leading to actual impact outcomes different from those expected at the time of investment. The Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the impact-related criteria used by Fund management.

Change in the Fund’s Performance Information and Benchmark
The first paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock U.S. Government Bond Portfolio—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock U.S. Government Bond Portfolio—Performance Information” is deleted in its entirety and replaced with the following:
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg U.S. MBS Index. The Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. The Fund’s and Predecessor Fund’s total returns prior to September 1, 2022 as reflected in the bar chart and table are the returns of the Fund and the Predecessor Fund, as applicable, when each followed a different investment objective and different investment strategies and process under the name “BlackRock U.S. Government Bond Portfolio.” Effective September 1, 2022, the Fund has changed the benchmark against which it measures its performance from the Bloomberg U.S. Government/Mortgage Index to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800‑882‑0052.

BlackRock U.S. Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS V
BlackRock U.S. Government Bond Portfolio
(the “Fund”)
Supplement dated June 3, 2022 to the
Summary Prospectuses, Prospectuses and
Statement of Additional Information (“SAI”) of the Fund,
each dated January 28, 2022, as supplemented to date
On May 20, 2022, the Board of Trustees of the Fund (the “Board”) approved a change in the name of the Fund to “BlackRock Impact Mortgage Fund” and certain changes to the Fund’s investment objective, investment strategies and investment process. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team and the benchmark indexes against which the Fund compares its performance. These changes are expected to become effective on or about September 1, 2022. In connection with the repurposing of the Fund, beginning on or about August 18, 2022, the Fund may begin transitioning its portfolio and deviate from the principal investment strategies.
Accordingly, effective on or about September 1, 2022, the following changes are expected to be made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:
Change in the Fund’s Name
All references to “BlackRock U.S. Government Bond Portfolio” are changed to “BlackRock Impact Mortgage Fund” to reflect the Fund’s new name.
Change in the Fund’s Investment Objective
The section of each Summary Prospectus entitled “Key Facts About BlackRock U.S. Government Bond Portfolio—Investment Objective” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock U.S. Government Bond Portfolio—Investment Objective” are deleted in their entirety and replaced with the following:
Investment Objective
The investment objective of the BlackRock Impact Mortgage Fund (the “Impact Mortgage Fund” or the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management, while investing in a portfolio of fixed income securities the proceeds of which Fund management views as generating positive social and/or environmental impacts.
Change in the Fund’s Investment Strategies and Risks
The section of each Summary Prospectus entitled “Key Facts About BlackRock U.S. Government Bond Portfolio—Principal Investment Strategies of the Fund” and the section of each Prospectus entitled
“Fund Overview—Key Facts About BlackRock U.S. Government Bond Portfolio—Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:
Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies. The securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, securities issued by U.S. government instrumentalities and U.S. government-sponsored enterprises, and other mortgage-backed securities or mortgage-related securities issued by the U.S. government or by private issuers. Some of these securities are issued and/or guaranteed by the U.S. government and are supported by the full faith and credit of the United States. Other securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States, and are not backed by the full faith and credit of the United States, but involve sponsorship or guarantees by government agencies or enterprises. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±1 year of the duration of the Bloomberg U.S. MBS Index (the Fund’s benchmark).
The Fund will seek to invest in mortgage-backed and other mortgage-related securities that are issued or guaranteed by the U.S. Government and its agencies that BlackRock believes have the potential to produce attractive long-term returns and the proceeds of which, in BlackRock’s view, can provide positive and measurable impacts.
BlackRock considers a number of criteria when selecting portfolio securities, including, but not limited to, whether the activities supported by the investment are expected to include positive social and environmental impact with measurable and clear benefit to undercapitalized or high social opportunity areas, responsible use of proceeds, and alignment with broadly endorsed public policy goals. The Fund’s investments will be focused across mortgage impact themes that align with certain United Nations Sustainable Development Goals (“SDGs”), including, but not limited to, ending poverty, promoting inclusive and sustainable industrialization, reducing inequalities, and making cities and communities sustainable. The SDGs are a series of goals published by the United Nations that recognize that ending poverty and other deprivations must go hand‑in‑hand with improvements in health, education, and economic growth, and reduction in inequalities, while tackling climate change and working to preserve the planet’s oceans and forests.
The Fund intends to focus its investments in mortgages originated as part of social impact programs, including, without limitation, rural housing, manufactured housing, pools issued by State Housing Finance Authorities and bespoke impact mortgage-backed security pools. Additionally, BlackRock may consider specific criteria such as collateral targeted towards underserved populations and/or underserved regions as having a positive social impact. BlackRock will examine both quantitative metrics and qualitative details to measure the impact achieved.
The Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the impact-related criteria used by Fund management.
Securities purchased by the Fund (except with respect to non‑dollar denominated bonds) generally are rated in the highest rating category (AAA or Aaa) by at least one major rating agency or are determined by the Fund management team to be of similar quality at the time of purchase. The Fund may also invest up to 5% of its assets in dollar-denominated investment grade securities that are rated below the highest rating category at the time of purchase. In addition, the Fund’s dollar-weighted average maturity will be between 3 and 10 years.
The Fund evaluates sectors of the bond market and individual securities within these sectors. The Fund selects bonds from several sectors including: U.S. Treasuries and agency securities (including U.S. Treasury Inflation-Protected Securities), commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), and other mortgage-related securities. The Fund invests primarily in dollar-denominated bonds, but may invest up to 10% of its assets in non‑dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non‑dollar denominated bonds may be on a currency hedged basis. Non‑dollar denominated bonds purchased by the Fund, at the time of purchase, are rated in the four highest rating categories by at least one major rating agency (Baa or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or better by S&P Global Ratings (“S&P”) or Fitch Ratings Inc. (“Fitch”)) or are determined by the Fund management team to be of similar quality. Securities rated in any of the four highest rating categories or determined by the Fund management team to be of similar quality at the time of purchase are known as “investment grade” securities.
The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps, interest rate or foreign currency transactions, including swaps, and forward contracts or similar instruments, such as to be announced (“TBA”) transactions or dollar rolls (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such as reverse repurchase agreements.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The section of each Summary Prospectus entitled “Key Facts About BlackRock U.S. Government Bond Portfolio—Principal Risks of Investing in the Fund,” the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock U.S. Government Bond Portfolio—Principal Risks of Investing in the Fund,” and the section of each Prospectus entitled “Details About the Funds—Investment Risks—Principal Risks of Investing in a Fund” are amended with respect to the Fund to add the following principal risk:
•
Impact Investing Risk — The Fund intends to make investments that are expected to provide measurable social and environmental impact outcomes as determined by Fund management, in part using its proprietary methodology. The Fund may forego opportunities to buy or sell certain investments based on its selection criteria, which may affect the Fund’s exposure to those investments. As a result, the Fund’s results may be lower than other funds that do not seek to invest based on expected impact outcomes. BlackRock seeks to identify investments that it believes will have positive impact outcomes, but investors may differ in their views of what constitutes positive or negative impact outcomes, or the relative importance of different impact outcomes. As a result, the Fund may invest in ways that do not reflect the beliefs and values of any particular investor. The information inputs used in

BlackRock’s methodology for assessing expected impact outcomes may be or become incomplete, inaccurate, or unavailable for certain investments, or the assessment methodology may prove to be insufficient or unreliable for forecasting the impact of certain investments, leading to actual impact outcomes different from those expected at the time of investment. The Fund may gain indirect exposure (through, including but not limited to, derivatives and investments in other investment companies) to issuers with exposures that are inconsistent with the impact-related criteria used by Fund management.

Change in the Fund’s Performance Information and Benchmark
The first paragraph in the section of each Summary Prospectus entitled “Key Facts About BlackRock U.S. Government Bond Portfolio—Performance Information” and the section of each Prospectus entitled “Fund Overview—Key Facts About BlackRock U.S. Government Bond Portfolio—Performance Information” is deleted in its entirety and replaced with the following:
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg U.S. MBS Index. The Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Government Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”), in a reorganization on September 17, 2018 (the “Reorganization”). The Fund adopted the performance of the Predecessor Fund as a result of the Reorganization. The performance information below is based on the performance of the Predecessor Fund for periods prior to the date of the Reorganization. The Predecessor Fund had the same investment objectives, strategies and policies, portfolio management team and contractual arrangements, including the same contractual fees and expenses, as the Fund as of the date of the Reorganization. The Fund’s and Predecessor Fund’s total returns prior to September 1, 2022 as reflected in the bar chart and table are the returns of the Fund and the Predecessor Fund, as applicable, when each followed a different investment objective and different investment strategies and process under the name “BlackRock U.S. Government Bond Portfolio.” Effective September 1, 2022, the Fund has changed the benchmark against which it measures its performance from the Bloomberg U.S. Government/Mortgage Index to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at 800‑882‑0052.